Summary of Significant Accounting Policies - Adopted accounting pronouncements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	$ 2,596
Decrease in amortization expense on route and customer acquisition costs		$ (1,700)	$ (3,900)	$ (3,300)
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Average life of contract	12 years 4 months 24 days
Decrease in amortization expense on route and customer acquisition costs	$ 1,100
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	2,596
Retained Earnings | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	$ 2,600